Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Kyle's [Member]
Operating Leases (Tables) [Line Items]
Schedule of supplemental balance sheet information
September 30, 2021
Operating lease right-of-use lease asset	$735,074
Accumulated amortization	(68,164)
Net balance	$666,910

Lease liability, current portion	112,120
Lease liability, long term	558,181
Total operating lease liabilities	$670,301

Weighted Average Remaining Lease Term – operating leases	55 months

Weighted Average Discount Rate – operating leases	5.5%

December 31, 2020
Operating lease right-of-use lease asset	$373,916
Accumulated amortization	(15,931)
Net balance	$357,985

Lease liability, current portion	66,803
Lease liability, long term	291,182
Total operating lease liabilities	$357,985

Weighted Average Remaining Lease Term – operating leases	44 months

Weighted Average Discount Rate – operating leases	5.50%

Schedule of future minimum lease payments
2021 (remainder of year)	$48,314
2022	167,973
2023	171,282
2024	175,529
2025	148,416
2026	52,558
Total lease payments	764,072
Less imputed interest	(93,771)
Maturities of lease liabilities	$670,301

For the Years Ended
2021	$84,840
2022	86,520
2023	87,385
2023	89,116
2025	59,410
Total lease payments	407,271
Less imputed interest	(49,286)
Maturities of lease liabilities	$357,985

Wolo [Member]
Operating Leases (Tables) [Line Items]
Schedule of supplemental balance sheet information
September 30, 2021
Operating lease right-of-use lease asset	$153,663
Accumulated amortization	87,393
Net balance	$66,270

Lease liability, current portion	67,111
Lease liability, long term	—
Total operating lease liabilities	$67,111

Weighted Average Remaining Lease Term – operating leases	10 months

Weighted Average Discount Rate – operating leases	6.0%

Schedule of future minimum lease payments
2021 (remainder of year)	$20,691
2022	48,279
Total lease payments	68,970
Less imputed interest	(1,859)
Maturities of lease liabilities	$67,111

Neese [Member]
Operating Leases (Tables) [Line Items]
Schedule of supplemental balance sheet information
	December 31, 2020	December 31, 2019
Operating lease right-of-use lease asset	$624,157	$624,157
Accumulated amortization	(122,330)	(59,077)
Net balance	$501,827	$565,080

Lease liability, current portion	$67,725	$63,253
Lease liability, long term	434,102	501,827
Total operating lease liabilities	$501,827	$565,080

Weighted Average Remaining Lease Term – operating leases	74 months	86 months

Weighted Average Discount Rate – operating leases	6.85%	6.85%

Schedule of future minimum lease payments
For the Years Ended
2021	$100,000
2022	100,000
2023	100,000
2024	100,000
2025	100,000
Thereafter	116,667
Total lease payments	616,667
Less imputed interest	(114,840)
Maturities of lease liabilities	$501,827